Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payables for purchase of property, plant and equipment	¥ 1,624,432	¥ 843,732
Payable for R&D expenses	1,023,344	939,488
Employee compensation payables	729,806	810,730
Payables for marketing events	483,059	679,120
Accrued expenses	417,396	364,647
Deposits from third parties	386,412	241,468
Warranty provisions	216,260	105,068
Advances from customers	113,730	208,281
Tax payables	51,147	73,755
Interest payables	39,082	54,191
Refundable deposit from customers	26,806	18,752
Debt from a third party investor	0	106,596
Derivative liabilities (Note 5)	0	48,605
Others	472,355	316,674
Total	¥ 5,583,829	¥ 4,811,107